Commitments and Contingencies (Details Narrative) (10-K) - USD ($)											3 Months Ended		12 Months Ended
	Apr. 14, 2020	Apr. 14, 2020	Feb. 12, 2020	Sep. 12, 2019	Jul. 15, 2019	Jul. 01, 2019	Nov. 01, 2018	Oct. 01, 2018	Aug. 08, 2018	Jun. 06, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 15, 2020
Operating leases, rent expense											$ 146,287	$ 144,433	$ 451,711	$ 343,253
Operating leases, rent expense, sublease rentals													102,815	102,815
Compensation of common stock, value													$ 8,850	$ 559,499
Legal settlement amount					$ 1,100
Consulting Agreements [Member]
Compensation of common stock				50,000
Agreement term				1 year
Compensation of common stock, value				$ 33,333
Minimum bonus				$ 100,000
Consulting Agreements [Member] | Six-month Anniversary of Agreement [Member]
Compensation of common stock				50,000
Consulting Agreements [Member] | 90 Day Anniversary [Member]
Compensation of common stock				300,000
Agreement term				5 years
Consulting Agreements [Member] | Party After 3-Year Anniversary [Member]
Agreement term				3 years
Winter Park, Florida [Member]
Lease expiration date								Sep. 30, 2020
Operating leases, rent expense, minimum rentals								$ 1,887
Operating leases, future minimum payments due								$ 45,288
Bethlehem, Pennsylvania [Member]
Lease expiration date						Jul. 31, 2020
Operating leases, rent expense, minimum rentals						$ 2,415
Operating leases, future minimum payments due						$ 89,000
Best Party Concepts, LLC [Member]
Lease expiration date										May 30, 2020
Operating leases, rent expense, minimum rentals										$ 1,880
Operating leases, future minimum payments due										$ 22,560
SRM Entertainment Ltd. [Member]
Lease expiration date									Aug. 07, 2020
Operating leases, rent expense, minimum rentals									$ 6,400
Operating leases, future minimum payments due									$ 154,000
Cloud B, Inc. [Member]
Lease expiration date							Oct. 31, 2021
Operating leases, rent expense, minimum rentals							$ 16,175
Operating leases, future minimum payments due							$ 582,300
Oceanside Traders, LLC [Member] | Subsequent Event [Member]
Legal settlement amount	$ 443,383	$ 443,383
Settlement costs	284,248	284,248													$ 190,105
Oceanside Traders, LLC [Member] | Plaintiff for Goods Sold [Member] | Subsequent Event [Member]
Legal settlement amount	141,007	141,007
Oceanside Traders, LLC [Member] | Overpayments [Member] | Subsequent Event [Member]
Legal settlement amount	138,180	138,180
Oceanside Traders, LLC [Member] | Lost Profits [Member] | Subsequent Event [Member]
Legal settlement amount	$ 279,187	$ 279,187
Rosenberg Fortuna & Laitman LLP [Member]
Legal settlement amount			$ 50,000
Settlement costs			50,000
Rosenberg Fortuna & Laitman LLP [Member] | Subsequent Event [Member]
Legal settlement amount			50,000
Settlement costs			$ 50,000